Accounts payable, accrued expenses and other liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Deferred revenue	$845,372	$829,839
Accounts payable and accrued expenses	488,043	465,665
Accrued interest	402,058	408,106
Derivative liabilities (Note 12)	89,457	15,440
Operating lease liabilities	48,580	55,777
	$1,873,510	$1,774,827